Consolidated Balance Sheets (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	23,119,041	19,580,721	17,589,705
Common stock, shares outstanding	23,119,041	19,580,721	17,589,705
Series A 8% Cumulative Convertible Preferred Stock [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Preferred stock dividend percentage	8.00%	8.00%	8.00%
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	1,413	1,413
Preferred stock, shares outstanding	0	1,413	1,413
Accounts Payable and Accruals [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Current liabilities of VIE			$ 30,649
Other Current Assets [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Current assets attributable to VIE			3,679
Inventories [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Current assets attributable to VIE			95,441
Accounts Receivable [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Current assets attributable to VIE			20,321
Cash [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Current assets attributable to VIE			$ 8,725